Significant Accounting Policies - Sales and marketing expenses, Employee Benefits, Government grant, Segment Reporting and Statutory Reserves (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)
Employee benefits
Employee social security and welfare benefits	¥ 36,640	¥ 45,940	¥ 43,960
Taxation
Unrecognized Tax Benefits	¥ 0	¥ 0	0
Segment Information
Number of operating segments | segment	1	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%
Profit appropriation to reserve funds	¥ 20	¥ 540	550
Government grant	491	1,147	3,447
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses	¥ 2,340	¥ 4,900	¥ 4,800